Business Combinations - Bear Island (Details) - Bear Island $ in Millions, $ in Millions	12 Months Ended	36 Months Ended
	Dec. 31, 2018 CAD ($)	Jul. 25, 2021 USD ($)	Jul. 25, 2021 CAD ($)	Jul. 26, 2018 USD ($)	Jul. 26, 2018 CAD ($)
Entity Information [Line Items]
Deferred revenues - business combinations - free lease	$ 8
Percentage value option		10.00%	10.00%
Maintenance costs - put option		$ 4	$ 5
Fair values of identifiable assets acquired and liabilities assumed:
Property, plant and equipment					$ 77
Total assets					77
Asset retirement obligation					5
Net assets acquired					72
Cash paid				$ 35	46
Purchase option fair value issued to White Birch					13
Favourable lease fair value					8
Carrying costs commitment					5
Total non-cash consideration					$ 72